Cash and cash equivalents	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	69,711
Cash	56,956	33,865
Cash and cash equivalents	144,221	103,576
Cash equivalents mainly include term deposits with short-term maturities and highly liquid investments in mutual funds as of
December 31, 2024 and March 31, 2025 respectively.
As of December 31, 2024 and March 31, 2025, in addition to the Group’s bank accounts, cash includes notice accounts amounting to
€44,239 thousand and €26,915 thousand respectively. These funds are available on demand within 24 hours and without penalty.
As of December 31, 2024 and March 31, 2025, the impact of the revaluation of cash and cash equivalents held in U.S. dollars into the
Group's presentation currency is a net financial gain of €2,035 thousand and a net financial loss of €447 thousand, respectively.